Investment in Associates (Details) - Schedule of Fair Value of the Investment - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of the Investment [Abstract]
Balance at beginning	$ 591
Investment date March 31, 2022		700
Equity losses from investment in MitoCareX	(210)	(109)
Balance at ending	781	$ 591
Investment following achievement of first milestone	$ 400